As filed with the Securities and Exchange Commission on November 25, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09445

Marketocracy Funds
(Exact name of registrant as specified in charter)

P.O. Box 23791, San Jose, CA 95153
(Address of principal executive offices) (Zip code)

Kendrick W. Kam
P.O. Box 23791, San Jose, CA 95153
(Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

Marketocracy Masters 100 Fund
Portfolio of Investments
September 30, 2014 (Unaudited)

		Shares	Market Value
Common Stocks - 80.6%			$5,751,977
(Cost $5,877,141)

ACCOMMODATION AND FOOD SERVICES - 0.5%			37,696
CZR	CAESARS ENTERTAINMENT CORP.*	200	2,516
SAFM	SANDERSON FARMS, INC.	400	35,180

ADMINISTRATIVE AND SUPPORT - 1.8%			132,044
ANGI	ANGIES LIST, INC.*	600	3,822
OWW	ORBITZ WORLDWIDE, INC.*	10,000	78,700
WNS	WNS HOLDINGS, LTD. - ADR*	2,200	49,522

CONSTRUCTION - 0.6%			43,228
HLX	HELIX ENERGY SOLUTIONS GROUP, INC.*	1,000	22,060
XIN	XINYUAN REAL ESTATE CO., LTD. - ADR	7,200	21,168

FINANCE AND INSURANCE - 6.8%			482,108
BAC	BANK OF AMERICA CORP.	2,000	34,100
EFSC	ENTERPRISE FINANCIAL SERVICES CORP.	200	3,344
FNMA	FEDERAL NATIONAL MORTGAGE ASSOCIATION*	6,400	17,216
GNW	GENWORTH FINANCIAL, INC.*	6,000	78,600
HDB	HDFC BANK, LTD. - ADR	800	37,264
IBN	ICICI BANK, LTD. - ADR	800	39,280
JPM	JPMORGAN CHASE & CO.	400	24,096
MET	METLIFE, INC.	600	32,232
MS	MORGAN STANLEY	1,000	34,570
PJC	PIPER JAFFRAY COS*	600	31,344
PFG	PRINCIPAL FINANCIAL GROUP, INC.	600	31,482
TMK	TORCHMARK CORP.	400	20,948
UIHC	UNITED INSURANCE HOLDINGS CORP.	800	12,000
UVE	UNIVERSAL INSURANCE HOLDINGS, INC.	2,800	36,204
WFC	WELLS FARGO & CO.	400	20,748
WRB	WR BERKELEY CORP.	600	28,680

HEALTH CARE AND SOCIAL ASSISTANCE - 4.9%			349,172
DEPO	DEPOMED, INC.*	200	3,038
HWAY	HEALTHWAYS, INC.*	1,000	16,020
KERX	KERYX BIOPHARMACEUTICALS, INC.*	8,400	115,500
NKTR	NEKTAR THERAPEUTICS*	12,000	144,840
OMED	ONCOMED PHARMACEUTICALS, INC.*	200	3,786
ONVO	ORGANOVO HOLDINGS, INC.*	1,200	7,644
PSTI	PLURISTEM THERAPEUTICS, INC.*	20,400	58,344

INFORMATION - 11.5%			824,719
EGHT	8X8, INC.*	1,600	10,688
AKAM	AKAMAI TECHNOLOGIES, INC.*	600	35,880
ALU	ALCATEL-LUCENT - ADR	3,400	10,302
ADNC	AUDIENCE, INC.*	600	4,440
BBRY	BLACKBERRY, LTD.*	22,600	224,644
BRCD	BROCADE COMMUNICATIONS SYSTEMS, INC.	4,800	52,176
CASM	CAS MEDICAL SYSTEMS, INC.*	800	1,552
CTRX	CATAMARAN CORP.*	200	8,430
CHGG	CHEGG, INC.*	400	2,496
CKSW	CLICKSOFTWARE TECHNOLOGIES, LTD.	1,200	9,636
DWCH	DATAWATCH CORP.*	400	4,100
GSB	GLOBALSCAPE, INC.	1,200	2,892
GTT	GTT COMMUNICATIONS, INC.*	6,600	78,606
HPQ	HEWLETT-PACKARD CO.	1,000	35,470
IMN	IMATION CORP.*	1,000	2,950
IMRS	IMRIS, INC.*	3,000	1,797
IIJI	INTERNET INITIATIVE JAPAN, INC. - ADR	200	1,994
JCOM	J2 GLOBAL, INC.	200	9,872
MRIN	MARIN SOFTWARE, INC.*	600	5,160
MSFT	MICROSOFT CORP.	200	9,272
NSR	NEUSTAR, INC. - CLASS A*	1,400	34,762
P	PANDORA MEDIA, INC.*	2,000	48,320
RHT	RED HAT, INC.*	400	22,460
SQI	SCIQUEST, INC.*	400	6,016
SIFY	SIFY TECHNOLOGIES, LTD. - ADR	15,800	31,126
STRZA	STARZ - CLASS A*	800	26,464
SPRT	SUPPORT.COM, INC.*	1,600	3,456
TTWO	TAKE-TWO INTERACTIVE SOFTWARE, INC.*	1,200	27,684
TNGO	TANGOE, INC.*	1,400	18,970
TQNT	TRIQUINT SEMICONDUCTOR, INC.*	4,800	91,536
XGTI	XG TECHNOLOGY, INC.*	800	1,568

MANUFACTURING - 24.3%			1,735,365
AMD	ADVANCED MICRO DEVICES, INC.*	7,000	23,870
AMAG	AMAG PHARMACEUTICALS, INC.*	400	12,764
AMRS	AMYRIS, INC.*	1,600	6,064
ARNA	ARENA PHARMACEUTICALS, INC.*	1,000	4,190
ARQL	ARQULE, INC.*	2,600	2,912
BCRX	BIOCRYST PHARMACEUTICALS, INC.*	1,600	15,648
BMRN	BIOMARIN PHARMACEUTICAL, INC.*	200	14,432
BRCM	BROADCOM CORP. - CLASS A	200	8,084
BLDR	BUILDERS FIRSTSOURCE, INC.*	4,800	26,160
CSII	CARDIOVASCULAR SYSTEMS, INC.*	200	4,726
CLFD	CLEARFIELD, INC.*	1,800	22,914
CLRX	COLLABRX, INC.*	800	864
CYAN	CYANOTECH CORP.*	9,200	43,332
CYTK	CYTOKINETICS, INC.*	1,200	4,224
DNDN	DENDREON CORP.*	3,400	4,896
DSCI	DERMA SCIENCES, INC.*	200	1,666
DTSI	DTS, INC.*	1,200	30,300
ESIO	ELECTRO SCIENTIFIC INDUSTRIES, INC.	200	1,358
GM	GENERAL MOTORS CO.	800	25,552
GILD	GILEAD SCIENCES, INC.*	800	85,160
HALO	HALOZYME THERAPEUTICS, INC.*	37,000	336,700
HYGS	HYDROGENICS CORP.*	2,000	33,660
IG	IGI LABORATORIES, INC.*	11,200	104,384
ICCC	IMMUCELL CORP.*	400	1,988
IFNNY	INFINEON TECHNOLOGIES AG - ADR	200	2,060
ISSI	INTEGRATED SILICON SOLUTION, INC.	2,600	35,724
INTC	INTEL CORP.	600	20,892
IO	ION GEOPHYSICAL CORP.*	1,200	3,348
IPGP	IPG PHOTONICS CORP.*	200	13,756
ITT	ITT CORP.	1,800	80,892
IXYS	IXYS CORP.	3,600	37,800
KBIO	KALOBIOS PHARMACEUTICALS, INC.*	1,000	1,550
KBALB	KIMBALL INTERNATIONAL, INC. - CLASS B	1,400	21,070
KMG	KMG CHEMICALS, INC.	2,400	39,072
LRCX	LAM RESEARCH CORP.	400	29,880
LSCC	LATTICE SEMICONDUCTOR CORP.*	5,400	40,500
LOGI	LOGITECH INTERNATIONAL S.A.*	400	5,128
LXU	LSB INDUSTRIES, INC.*	1,800	64,278
MNK	MALLINCKRODT PLC*	1,138	102,591
MFRI	MFRI, INC.*	4,200	39,816
MU	MICRON TECHNOLOGY, INC.*	200	6,852
NANO	NANOMETRICS, INC.*	400	6,040
ONNN	ON SEMICONDUCTOR CORP.*	3,000	26,820
OGXI	ONCOGENEX PHARMACEUTICAL, INC.*	400	1,068
ONTY	ONCOTHYREON, INC.*	600	1,152
PEIX	PACIFIC ETHANOL, INC.*	800	11,168
PTIE	PAIN THERAPEUTICS, INC.*	1,800	7,038
PDFS	PDF SOLUTIONS, INC.*	400	5,044
RWC	RELM WIRELESS CORP.*	1,200	6,192
SOL	RENESOLA, LTD. - ADR*	2,600	7,800
RVLT	REVOLUTION LIGHTING TECHNOLOGIES, INC.*	2,800	4,704
RFMD	RF MICRO DEVICES, INC.*	600	6,924
ROSG	ROSETTA GENOMICS, LTD.*	1,000	3,530
RTEC	RUDOLPH TECHNOLOGIES, INC.*	400	3,620
SNDK	SANDISK CORP.	400	39,180
SRPT	SAREPTA THERAPEUTICS, INC.*	600	12,660
SSH	SUNSHINE HEART, INC.*	600	3,384
STRN	SUTRON CORP.*	400	2,008
TTM	TATA MOTORS, LTD. - ADR	1,000	43,710
TBIO	TRANSGENOMIC, INC.*	800	3,008
TSN	TYSON FOODS, INC. - CLASS A	600	23,622
UMC	UNITED MICROELECTRONICS CORP. - ADR	19,800	39,402
VLO	VALERO ENERGY CORP.	400	18,508
WGO	WINNEBAGO INDUSTRIES, INC.*	3,800	82,726
WTT	WIRELESS TELECOM GROUP, INC.*	4,000	9,600
ZHNE	ZHONE TECHNOLOGIES, INC.*	2,000	5,400

MINING, QUARRYING, AND OIL AND GAS EXTRACTION - 8.3%			591,575
ALJ	ALON USA ENERGY, INC.	14,496	208,162
ANR	ALPHA NATURAL RESOURCES, INC.*	13,000	32,240
ACI	ARCH COAL, INC.	2,400	5,088
CHK	CHESAPEAKE ENERGY CORP.	1,000	22,990
EXXI	ENERGY XXI BERMUDA, LTD.	2,200	24,970
GPRK	GEOPARK, LTD.*	3,800	36,822
PARR	PAR PETROLEUM CORP.*	160	2,696
PZG	PARAMOUNT GOLD AND SILVER CORP.*	2,400	2,160
PBR	PETROLEO BRASILEIRO S.A. - ADR	11,800	167,442
PDS	PRECISION DRILLING CORP.	800	8,632
TPLM	TRIANGLE PETROLEUM CORP.*	7,300	80,373

OTHER SERVICES (EXCEPT PUBLIC ADMINISTRATION) - 0.5%			33,286
EEI	ECOLOGY & ENVIRONMENT, INC.	3,400	33,286

PROFESSIONAL, SCIENTIFIC, AND TECHNICAL SERVICES - 7.8%			553,585
ANTH	ANTHERA PHARMACEUTICALS, INC.*	1,600	3,072
ARWR	ARROWHEAD RESEARCH CORP.*	600	8,862
CBM	CAMBREX CORP.*	2,800	52,304
CIMT	CIMATRON, LTD.*	800	4,824
CTSH	COGNIZANT TECHNOLOGY SOLUTIONS CORP. - CLASS A*	800	35,816
JCS	COMMUNICATIONS SYSTEMS, INC.	600	6,696
COUP	COUPONS.COM, INC.*	1,842	22,030
EXAS	EXACT SCIENCES CORP.*	400	7,752
GY	GENCORP, INC.*	6,000	95,820
G	GENPACT, LTD.*	800	13,056
NVTL	NOVATEL WIRELESS, INC.*	2,800	10,276
NVAX	NOVAVAX, INC.*	26,800	111,756
PACB	PACIFIC BIOSCIENCES OF CALIFORNIA, INC.*	17,600	86,416
PCTI	PC-TEL, INC.	200	1,518
PRFT	PERFICIENT, INC.*	600	8,994
RMBS	RAMBUS, INC.*	800	9,984
RGDO	REGADO BIOSCIENCES, INC.*	400	452
SQNM	SEQUENOM, INC.*	1,000	2,970
SWI	SOLARWINDS, INC.*	400	16,820
STRM	STREAMLINE HEALTH SOLUTIONS, INC.*	1,000	4,630
TLOG	TETRALOGIC PHARMACEUTICALS CORP.*	153	637
YHOO	YAHOO!, INC.*	1,200	48,900

RETAIL TRADE - 5.1%			361,504
CENT	CENTRAL GARDEN AND PET CO.*	2,000	15,500
DANG	E-COMMERCE CHINA DANGDANG, INC. - ADR*	5,000	61,000
GME	GAMESTOP CORP.	600	24,720
NGVC	NATURAL GROCERS BY VITAMIN COTTAGE, INC.*	2,800	45,584
OSTK	OVERSTOCK.COM, INC.*	4,400	74,184
SFM	SPROUTS FARMERS MARKET, INC.*	200	5,814
VVTV	VALUEVISION MEDIA, INC. - CLASS A*	11,400	58,482
WFM	WHOLE FOODS MARKET, INC.	2,000	76,220

TRANSPORTATION AND WAREHOUSING - 3.6%			258,794
ALK	ALASKA AIR GROUP, INC.	400	17,416
AAL	AMERICAN AIRLINES GROUP, INC.	6,000	212,880
DRYS	DRYSHIPS, INC.*	600	1,482
LUV	SOUTHWEST AIRLINES CO.	800	27,016

UTILITIES - 4.4%			312,553
ETR	ENTERGY CORP.	400	30,932
KMI	KINDER MORGAN, INC.	400	15,336
SZYM	SOLAZYME, INC.*	35,695	266,285

WHOLESALE TRADE - 0.5%			36,348
HBP	HUTTIG BUILDING PRODUCTS, INC.*	600	2,220
MIL	MFC INDUSTRIAL, LTD.	4,800	34,128

PARTNERSHIPS & TRUST - 1.0%			73,136
(Cost $77,634)

FINANCE AND INSURANCE - 0.2%			17,498
AGNC	AMERICAN CAPITAL AGENCY CORP.	200	4,250
CMCT	CIM COMMERCIAL TRUST CORP.	600	13,248

REAL ESTATE AND RENTAL AND LEASING - 0.8%			55,638
CXP	COLUMBIA PROPERTY TRUST, INC.	1,000	23,870
HCP	HCP, INC.	800	31,768

INVESTMENT COMPANIES - 4.9%			353,018
(Cost $376,331)
INDL	DIREXION DAILY INDIA BULL 3X SHARES	400	36,550
INXX	EGSHARES INDIA INFRASTRUCTURE ETF	2,800	36,064
SCIN	EGSHARES INDIA SMALL CAP ETF	2,200	34,584
IFN	INDIA FUND, INC.	2,200	59,708
BRF	MARKET VECTORS BRAZIL SMALL-CAP	1,600	42,512
SCIF	MARKET VECTORS ETF TR INDIA SMALL CP	800	35,312
XIV	VELOCITYSHARES DAILY INVERSE VIX SHORT TERM ETN*	1,800	68,850
EPI	WISDOMTREE INDIA EARNINGS FUND	1,800	39,438

SHORT-TERM INVESTMENTS - 13.5%			960,199
(Cost $960,199)
DFDXX	DAILY INCOME FUND - MONEY MARKET PORTFOLIO, 0.01%^	960,199	960,199

TOTAL INVESTMENT SECURITIES - 100.0%			7,138,330
(Cost $7,291,305)

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%			(431)

NET ASSETS - 100.0%			$7,137,899

ADR -	American Depository Receipt
*	Non-income producing security.
^	Seven-day yield as of September 30, 2014

	The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows+:

	Cost of investments	7,291,305
	Gross unrealized appreciation	331,331
	Gross unrealized depreciation	(484,306)
	Net unrealized appreciation	$(152,975)

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Marketocracy Masters 100 Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

These inputs are summarized in the three broad levels listed below.

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
COMMON STOCKS^	$5,749,969	$2,008	$-	$5,751,977

PARTNERSHIPS & TRUSTS^	73,136	-	-	$73,136

INVESTMENT COMPANIES^	353,018	-	-	$353,018

SHORT-TERM INVESTMENT	960,199	-	-	$960,199

TOTAL INVESTMENT SECURITIES	$7,136,322	$2,008	$-	$7,138,330

^ See Portfolio of Investments for industry breakout.
The Fund recognize transfers between the levels as of the end of the period in which the transfer occurred. During the period ended September 30,2014, the Fund transferred Sutron Corp. with a market value of $2,008 from Level 1 to Level 2 due to the unavailability of a quoted price in an active market.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marketocracy Funds

By /s/ Kendrick W. Kam
      Kendrick W. Kam, President & Treasurer

Date  November 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kendrick W. Kam
      Kendrick W. Kam, President & Treasurer

Date November 18, 2014